Label	Element	Value
MFS® Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020.
MFS® Conservative Allocation Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Conservative Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the following is added after the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

The Board of Trustees of the fund has approved modifications to the underlying fund selections and underlying fund target allocations of the fund. The transition to the revised underlying fund selections and underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	60.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	7.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Total Return Bond Fund	15.0%
International Stock Funds:	8.0%
MFS International Growth Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS Research International Fund	3.5%
U.S. Stock Funds:	28.0%
MFS Growth Fund	6.0%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	6.0%
MFS Value Fund	6.0%
Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.